Securities (Tables)	12 Months Ended
Dec. 31, 2022
Securities [Abstract]
Amortized Cost and Fair Values of Securities	The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2022 and Dec. 31, 2021.

Securities at Dec. 31, 2022		Gross unrealized		Fair value
	Amortized cost
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$32,103	$93	$2,663	$29,533
Sovereign debt/sovereign guaranteed	10,906	5	547	10,364
Agency residential mortgage-backed securities (“RMBS”)	9,388	113	544	8,957
Agency commercial mortgage-backed securities (“MBS”)	8,656	89	685	8,060
Supranational	8,129	4	399	7,734
Foreign covered bonds	6,041	3	286	5,758
Collateralized loan obligations (“CLOs”)	5,446	1	104	5,343
Non-agency commercial MBS	3,334	—	357	2,977
U.S. government agencies	2,465	52	223	2,294
Foreign government agencies	2,363	1	123	2,241
Non-agency RMBS	2,197	43	211	2,029
Other asset-backed securities (“ABS”)	1,443	—	124	1,319
State and political subdivisions	12	—	—	12
Other debt securities	1	—	—	1
Total securities available-for-sale (a)(b)	$92,484	$404	$6,266	$86,622
Held-to-maturity:
Agency RMBS	$34,188	$1	$4,229	$29,960
U.S. Treasury	10,863	—	895	9,968
U.S. government agencies	4,206	—	534	3,672
Agency commercial MBS	4,014	—	411	3,603
Sovereign debt/sovereign guaranteed	1,388	—	76	1,312
CLOs	983	—	26	957
Supranational	443	—	25	418
Foreign government agencies	66	—	6	60
Non-agency RMBS	30	2	1	31
State and political subdivisions	13	—	2	11
Total securities held-to-maturity	$56,194	$3	$6,205	$49,992
Total securities	$148,678	$407	$12,471	$136,614
(a)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of $1 million. The allowance for credit loss primarily relates to non-agency RMBSs.
(b)    Includes gross unrealized gains of $347 million and gross unrealized losses of $179 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains primarily relate to agency RMBS, U.S. Treasury securities and agency commercial MBS. The unrealized losses primarily relate to agency RMBS and U.S. Treasury securities. The unrealized gains and losses will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2021		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$28,966	$771	$328	$29,409
Agency RMBS	14,333	270	73	14,530
Sovereign debt/sovereign guaranteed	13,367	79	67	13,379
Agency commercial MBS	8,102	345	42	8,405
Supranational	7,599	24	50	7,573
Foreign covered bonds	6,236	25	23	6,238
CLOs	4,441	3	5	4,439
Non-agency commercial MBS	3,083	65	23	3,125
Non-agency RMBS	2,641	132	25	2,748
Foreign government agencies	2,694	9	17	2,686
U.S. government agencies	2,464	99	27	2,536
State and political subdivisions	2,543	11	40	2,514
Other ABS	2,205	7	22	2,190
Corporate bonds	2,099	19	52	2,066
Other debt securities	1	—	—	1
Total securities available-for-sale (a)(b)	$100,774	$1,859	$794	$101,839
Held-to-maturity:
Agency RMBS	$36,167	$428	$388	$36,207
U.S. Treasury	11,617	36	103	11,550
Agency commercial MBS	4,068	41	52	4,057
U.S. government agencies	2,998	—	71	2,927
CLOs	983	—	1	982
Sovereign debt/sovereign guaranteed	922	18	2	938
Supranational	54	—	—	54
Non-agency RMBS	43	2	—	45
State and political subdivisions	14	1	—	15
Total securities held-to-maturity	$56,866	$526	$617	$56,775
Total securities	$157,640	$2,385	$1,411	$158,614
(a)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of $10 million. The allowance for credit loss primarily relates to CLOs.
(b)    Includes gross unrealized gains of $455 million and gross unrealized losses of $75 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains primarily relate to U.S. Treasury securities, agency RMBS and agency commercial MBS. The unrealized losses primarily relate to U.S. Treasury securities and agency RMBS. The unrealized gains and losses will be amortized into net interest revenue over the contractual lives of the securities.

Schedule of Realized Gains, Losses, and Impairments
The following table presents the realized gains and losses, on a gross basis.

Net securities gains (losses)
(in millions)	2022	2021	2020
Realized gross gains	$92	$28	$46
Realized gross losses	(535)	(23)	(13)
Total net securities (losses) gains	$(443)	$5	$33

Pre-Tax Securities Gains (Losses) by Type
The following table presents pre-tax net securities (losses) gains by type.

Net securities gains (losses)
(in millions)	2022	2021	2020
State and political subdivisions	$(337)	$—	$—
Corporate bonds	(177)	(3)	1
Non-agency RMBS	49	2	(1)
U.S. Treasury	12	(3)	8
Supranational	(2)	1	7
Foreign government agencies	(5)	1	8
Other	17	7	10
Total net securities (losses) gains	$(443)	$5	$33

Debt Securities, Available-for-sale Securities, Unrealized Loss Position, Fair Value
The following tables show the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more without an allowance for credit losses.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2022	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$14,058	$824	$15,236	$1,839	$29,294	$2,663
Agency RMBS	7,929	376	789	168	8,718	544
Agency commercial MBS	6,088	389	1,878	296	7,966	685
Sovereign debt/sovereign guaranteed	4,176	184	3,788	363	7,964	547
Supranational	3,451	109	2,571	290	6,022	399
CLOs	4,806	94	403	10	5,209	104
Foreign covered bonds	2,830	83	1,977	203	4,807	286
Non-agency commercial MBS	1,914	201	932	156	2,846	357
Foreign government agencies	1,148	43	1,013	80	2,161	123
U.S. government agencies	1,710	186	208	37	1,918	223
Non-agency RMBS	588	16	1,148	193	1,736	209
Other ABS	333	18	876	106	1,209	124
State and political subdivisions	—	—	12	—	12	—
Total securities available-for-sale (a)	$49,031	$2,523	$30,831	$3,741	$79,862	$6,264
(a)    Includes $120 million of gross unrealized losses for less than 12 months and $59 million of gross unrealized losses for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to agency RMBS and U.S. Treasury securities and will be amortized into net interest revenue over the contractual lives of the securities.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2021	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$16,855	$235	$1,944	$93	$18,799	$328
Sovereign debt/sovereign guaranteed	6,040	66	58	1	6,098	67
Agency RMBS	4,089	44	457	29	4,546	73
Supranational	3,093	44	305	6	3,398	50
Agency commercial MBS	2,233	39	585	3	2,818	42
Foreign covered bonds	2,694	23	—	—	2,694	23
CLOs	1,808	3	318	2	2,126	5
Non-agency RMBS	1,573	20	345	5	1,918	25
State and political subdivisions	1,848	40	13	—	1,861	40
U.S. government agencies	1,780	27	—	—	1,780	27
Other ABS	1,383	20	201	2	1,584	22
Foreign government agencies	1,446	17	15	—	1,461	17
Corporate bonds	1,247	42	198	10	1,445	52
Non-agency commercial MBS	947	16	222	7	1,169	23
Total securities available-for-sale (a)	$47,036	$636	$4,661	$158	$51,697	$794
(a)    Includes $47 million of gross unrealized losses for less than 12 months and $28 million of gross unrealized losses for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to U.S. Treasury securities and agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Debt Securities, Held-to-maturity, Credit Quality Indicator
The following tables show the credit quality of the held-to-maturity securities. We have included certain credit ratings information because the information can indicate the degree of credit risk to which we are exposed. Significant changes in ratings classifications could indicate increased credit risk for us and could be accompanied by an increase in the allowance for credit losses and/or a reduction in the fair value of our securities portfolio.

Held-to-maturity securities portfolio at Dec. 31, 2022			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$34,188	$(4,228)	100%	—%	—%	—%	—%
U.S. Treasury	10,863	(895)	100	—	—	—	—
U.S. government agencies	4,206	(534)	100	—	—	—	—
Agency commercial MBS	4,014	(411)	100	—	—	—	—
Sovereign debt/sovereign guaranteed (b)	1,388	(76)	100	—	—	—	—
CLOs	983	(26)	100	—	—	—	—
Supranational	443	(25)	100	—	—	—	—
Foreign government agencies	66	(6)	100	—	—	—	—
Non-agency RMBS	30	1	22	58	2	17	1
State and political subdivisions	13	(2)	2	2	3	—	93
Total held-to-maturity securities	$56,194	$(6,202)	100%	—%	—%	—%	—%
(a)    Represents ratings by Standard & Poor’s (“S&P”) or the equivalent.
(b)    Primarily consists of exposure to Germany, UK and France.

Held-to-maturity securities portfolio at Dec. 31, 2021			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$36,167	$40	100%	—%	—%	—%	—%
U.S. Treasury	11,617	(67)	100	—	—	—	—
Agency commercial MBS	4,068	(11)	100	—	—	—	—
U.S. government agencies	2,998	(71)	100	—	—	—	—
CLOs	983	(1)	100	—	—	—	—
Sovereign debt/sovereign guaranteed (b)	922	16	100	—	—	—	—
Supranational	54	—	100	—	—	—	—
Non-agency RMBS	43	2	23	59	2	15	1
State and political subdivisions	14	1	5	2	5	—	88
Total held-to-maturity securities	$56,866	$(91)	100%	—%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    Primarily consists of exposure to France, UK and Germany.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio
The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2022
	Within 1 year		1-5 years		5-10 years		After 10 years		Total
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)
Available-for-sale:
U.S. Treasury	$9,221	1.35%	$11,658	1.52%	$6,632	1.24%	$2,022	2.92%	$29,533	1.51%
Sovereign debt/sovereign guaranteed	3,718	2.51	5,875	1.36	771	0.47	—	—	10,364	1.68
Supranational	1,392	1.85	4,860	2.45	1,469	2.60	13	2.82	7,734	2.38
Foreign covered bonds	1,219	2.02	4,085	2.41	454	0.26	—	—	5,758	2.13
Foreign government agencies	513	1.70	1,660	1.82	68	1.50	—	—	2,241	1.78
U.S. government agencies	20	2.99	1,164	2.87	947	2.80	163	2.54	2,294	2.82
State and political subdivisions	—	5.75	—	—	—	—	12	4.78	12	4.79
Other debt securities	—	—	—	—	—	—	1	3.42	1	3.42
Mortgage-backed securities:
Agency RMBS									8,957	4.08
Non-agency RMBS									2,029	3.79
Agency commercial MBS									8,060	2.82
Non-agency commercial MBS									2,977	3.24
CLOs									5,343	5.44
Other ABS									1,319	2.14
Total securities available-for-sale	$16,083	1.72%	$29,302	1.83%	$10,341	1.46%	$2,211	2.90%	$86,622	2.43%
Held-to-maturity:
U.S. Treasury	$1,728	1.71%	$7,737	1.34%	$1,398	1.20%	$—	—%	$10,863	1.38%
U.S. government agencies	50	0.74	2,605	1.38	1,290	1.66	261	1.90	4,206	1.49
Sovereign debt/sovereign guaranteed	36	0.03	1,250	0.88	102	1.06	—	—	1,388	0.87
Foreign government agencies	—	—	66	0.79	—	—	—	—	66	0.79
Supranational	48	0.54	395	1.01	—	—	—	—	443	0.96
State and political subdivisions	1	5.59	—	—	4	4.65	8	4.80	13	4.83
Mortgage-backed securities:
Agency RMBS									34,188	2.31
Non-agency RMBS									30	2.41
Agency commercial MBS									4,014	2.34
CLOs									983	5.34
Total securities held-to-maturity	$1,863	1.62%	$12,053	1.28%	$2,794	1.41%	$269	1.98%	$56,194	2.07%
Total securities	$17,946	1.71%	$41,355	1.68%	$13,135	1.45%	$2,480	2.81%	$142,816	2.30%
(a)    Yields are based upon the amortized cost of securities and consider the contractual coupon, amortization of premiums and accretion of discounts, excluding the effect of related hedging derivatives.